Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of other current and non-current financial assets

Description of other financial assets	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Financial assets at amortized cost (1)	969,732	1,061,262
Derivative financial instruments
-For hedging	1,698	15,405
-Non-hedging (2)	4,589	2,928
-Other financial instruments	622	—
Total other current financial assets	976,641	1,079,595
Financial assets at fair value through other comprehensive income (3) (4) (5) (6)	56,551	57,756
Derivative financial instruments
-For hedging	19,673	2,930
Other financial assets at amortized cost	20	20
Total other non-current financial assets	76,244	60,706

Schedule of detailed information about other non-current financial assets

Institution	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Banco de Crédito e Inversiones	122,941	174,684
Banco Santander	221,913	415,851
Banco Itaú CorpBanca	241,602	66,166
Banco de Crédito e inversiones Miami	30,798	—
Banco Itaú Brasil	113	—
Scotiabank Chile	283,498	240,164
Santander US	20,910	—
Bank of Nova Scotia	—	51,025
KBC Bank	—	22,397
Banco Estado	30,556	90,975
Banco Consorcio	17,401	—
Total	969,732	1,061,262
________________________________________________
(1)Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions.
(2)Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 12.3).
(3)During the first quarter of 2023, the Company made an investment of ThUS$ 30,701 to acquire a 19.99% interest in Azure Minerals Limited (a company listed on the Australian Stock Exchange).
On May 9, 2024, the Company acquired an additional share in this entity, reaching a 50% ownership stake (for more details, see Note 9.4, section (a)). Consequently, this investment was reclassified under the joint ventures category. At the time of reclassification, the cumulative valuation recorded in the reserve for gains and losses on financial assets was transferred to retained earnings, totaling MUS$186,809. This amount reflects the total change in the fair value assessment from the initial acquisition of 19.99% to reaching the 50% ownership stake.
(4)    In the first quarter of 2024, the Company invested an additional ThUS$4,380 in Altilium Metals Ltd., bringing the total investment to ThUS$ 12,000 and increasing its interest in this entity to 11%. During the third quarter of 2023, the Company invested ThUS$ 7,620 to acquire a 3% interest in Altilium Metals Ltd.
(5)    In the first quarter of 2024, the Company contributed ThUS$ 1,285 to acquire a 14.86% interest in Salinity Solutions Ltd. During the third quarter of 2023, the Company contributed ThUS$ 3,000 to acquire a 6.82% interest in Electric Era Technologies Inc. During the second quarter of 2025, investment were acquired in Kite Magnetic Investment and Optigun OU for ThUS$ 2,315 and ThUS$ 3,195, respectively.
(6)    As of December 31, 2024, the investment in SAS Adionics was classified as other non-current financial assets. During the first quarter of 2025, this investment was reclassified to investments accounted for using the equity method. See note 7.
Considering that these investments (4) (5) and (6) are recent, their carrying amount is estimated to approximate their fair value.
Schedule of trade and other receivables

	As of December 31, 2025			As of December 31, 2024
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	586,136	—	586,136	537,552	—	537,552
Prepayments, current	45,271	—	45,271	33,737	—	33,737
Other receivables, current	16,179	3,295	19,474	23,063	2,727	25,790
Guarantee deposits (1)	1,469	—	1,469	11,785	—	11,785
Total trade and other receivables	649,055	3,295	652,350	606,137	2,727	608,864
See discussion about credit risk in Note 4.2.

	As of December 31, 2025			As of December 31, 2024
Trade and other receivables	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	587,227	(1,091)	586,136	539,948	(2,396)	537,552
Prepayments, current	46,055	(784)	45,271	34,521	(784)	33,737
Other receivables, current	19,413	(3,234)	16,179	25,712	(2,649)	23,063
Guarantee deposits (1)	1,469	—	1,469	11,785	—	11,785
Other receivables, non-current	3,295	—	3,295	2,727	—	2,727
Total trade and other receivables	657,459	(5,109)	652,350	614,693	(5,829)	608,864
(1)During the third quarter of 2022, the Company signed an agreement for an option to potentially acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year from lithium sulfate salts. In addition, the transaction secures rights to adjacent land for future expansion.
Schedule of impairment provision for doubtful receivables

As of December 31, 2025
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	0%	0%	1%	2%	25%	—	—
Total Gross Book Value	550,656	27,683	3,192	2,167	3,529	587,227	37,046
Impairment Estimate	59	86	23	52	871	1,091	247

As of December 31, 2024
	Trade accounts receivable days past due						Trade receivables due from related parties
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade
						ThUS$	ThUS$
Expected Loss Rate on	0%	1%	2%	5%	27%	—	—
Total Gross Book Value	512,474	16,619	6,294	558	4,003	539,948	29,374
Impairment Estimate	989	163	138	26	1,080	2,396	668

Schedule of movements in provisions
As of December 31, 2025, and 2024, movements in provisions are as follows:

Provisions	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Impairment provision of Accounts receivable at the beginning of the year	6,497	7,875	10,193
Impairment loss on accounts receivable for the period recognized in results	(976)	(639)	(202)
Write-off of receivables	—	(2,154)	(1,351)
Difference in exchange rate	(165)	1,415	(765)
Impairment provision of Accounts Receivable Provision at the end of the year	5,356	6,497	7,875
Trade and other receivables	1,091	2,396	3,245
Current other receivables	4,018	3,433	3,830
Trade receivables with related parties	247	668	800
Recovery of Insurrance	—	—	—

Impairment provision of Accounts Receivable	5,356	6,497	7,875

Schedule of derivative financial instruments classified as hedges

As of December 31, 2025	Assets	Liabilities	Total Realized (*)	Hedging Reserve in Gross Equity
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	1,698	30,237	—	—
Long term	19,673	1,791	—	—
Subtotal	21,371	32,028	(17,470)	6,813
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Short term	—	—	—	—
Long term	—	—	—	—
Subtotal	—	—	—	—
Underlying Investments Hedge	21,371	32,028	(17,470)	6,813
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	4,589	4,049	—	—
Underlying Investments Hedge	4,589	4,049	(1,971)	—
Total Instruments	25,960	36,077	(19,441)	6,813

As of December 31, 2024	Assets	Liabilities	Total Realized (*)	Hedging Reserve in Gross Equity
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	15,405	7,316	—	—
Long term	2,930	21,440	—	—
Subtotal	18,335	28,756	10,018	(20,439)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Short term	—	—
Long term	—	—	—	—
Subtotal	—	—	—	—
Underlying Investments Hedge	18,335	28,756	10,018	(20,439)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	2,928	418	—	—
Underlying Investments Hedge	2,928	418	17,131	—
Total Instruments	21,263	29,174	27,149	(20,439)
________________________________________________
(*) The balances in the “Total Realized” column consider the effects of the contracts in effect from January 1 and December 31, 2025, and January 1 and December 31, 2024.

Schedule of asset and liability hedging derivatives

Reconciliation of asset and liability hedging derivatives	As of December 31, 2024	Cash Flow	Income Statement	Equity and Others	As of December 31, 2025
Debt hedging derivatives	(25,826)	5,673	42,251	(9,335)	12,763
Investment hedging derivatives	15,405	585	(45,540)	6,130	(23,420)
Hedging derivatives – cash requirements for Australia’s business	—	—	—	—	—
Non-hedging derivatives	2,510	—	(1,970)	—	540

Reconciliation of asset and liability hedging derivatives	As of December 31, 2023	Cash Flow	Income Statement	Equity and Others	As of December 31, 2024
Debt hedging derivatives	2,520	6,298	(47,238)	12,594	(25,826)
Investment hedging derivatives	(18,300)	(4,368)	37,938	135	15,405
Hedging derivatives – cash requirements for Australia’s business	1,437	—	—	(1,437)	—
Non-hedging derivatives	(14,275)	(345)	17,130	—	2,510

Schedule of derivative contract maturities	Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
O	58,748	UF	02/01/2030
P	134,228	UF	01/15/2028
Q	123,370	UF	06/01/2030

Schedule of financial liabilities
As of December 31, 2025, and 2024, the detail is as follows:

	As of December 31, 2025			As of December 31, 2024
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	379,667	293,291	672,958	847,963	129,683	977,646
Unsecured obligations	56,802	3,925,475	3,982,277	307,771	3,449,459	3,757,230
Derivative financial instruments
For hedging	30,237	1,791	32,028	7,316	21,440	28,756
Non-Hedging	4,049	—	4,049	418	—	418
Total	470,755	4,220,557	4,691,312	1,163,468	3,600,582	4,764,050

Schedule of information about short-term bank borrowings
As of December 31, 2025, the detail of this caption is as follows:

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/22/2026	4.54%	3.62%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/22/2026	4.68%	3.62%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	10/15/2026	4.07%	4.07%
93.007.000-9	SQM S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/06/2026	4.66%	4.66%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/02/2026	4.66%	4.66%
79.626.800-K	Nova Andino Litio SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	04/21/2026	4.72%	4.72%
79.626.800-K	Nova Andino Litio SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	03/18/2026	4.74%	4.74%
79.626.800-K	Nova Andino Litio SpA	Chile	97.006.000-6	Banco BCI	Chile	Dollar	Upon maturity	06/11/2026	4.79%	4.79%
79.626.800-K	Nova Andino Litio SpA	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	01/27/2026	4.85%	4.85%
79.626.800-K	Nova Andino Litio SpA	Chile	97.006.000-6	Banco BCI	Chile	Dollar	Upon maturity	07/21/2026	4.58%	4.58%
79.626.800-K	Nova Andino Litio SpA	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/21/2026	4.68%	4.68%

Debtor	Creditor	Nominal amounts as of December 31, 2025			Current amounts as of December 31, 2025
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Banco Santander/Kexim	—	—	—	—	118	118	—	118
SQM S.A.	Banco Santander/Kexim	—	—	—	—	250	250	—	250
SQM S.A.	Banco Estado	—	40,000	40,000	—	40,321	40,321	—	40,321
SQM S.A.	Banco Itau	—	50,000	50,000	—	51,120	51,120	—	51,120
SQM Industrial S.A.	Banco Itau	—	50,000	50,000	—	51,120	51,120	—	51,120
Nova Andino Litio SpA	Banco BCI	—	70,000	70,000	—	71,844	71,844		71,844
Nova Andino Litio SpA	Banco BCI	—	14,000	14,000	—	14,258	14,258		14,258
Nova Andino Litio SpA	Scotiabank Chile	—	50,000	50,000	—	51,567	51,567		51,567
Nova Andino Litio SpA	Scotiabank Chile	50,000	—	50,000	51,843	—	51,843		51,843
Nova Andino Litio SpA	Banco Itau	—	26,000	26,000	—	26,490	26,490		26,490
Nova Andino Litio SpA	Banco Itau	—	20,000	20,000	—	20,736	20,736		20,736
Total		50,000	320,000	370,000	51,843	327,824	379,667	—	379,667
As of December 31, 2024

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	United States of America	Dollar	Upon maturity	06/20/2025	5.93%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/23/2025	4.73%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/23/2025	4.27%	4.29%
93.007.000-9	SQM S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	03/26/2025	6.10%	6.10%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	02/14/2025	5.95%	5.95%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	08/21/2025	5.27%	5.27%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	09/02/2025	4.95%	4.95%
93.007.000-9	SQM S.A.	Chile	97.043.000-8	JPMorgan	Chile	Dollar	Upon maturity	07/10/2025	5.77%	5.77%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	03/07/2025	6.11%	6.11%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	03/07/2025	6.11%	6.11%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/25/2025	5.84%	5.84%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	06/19/2025	5.89%	5.89%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/07/2025	5.89%	5.89%
79.947.100-0	SQM Industrial S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	07/11/2025	5.53%	5.53%
79.947.100-0	SQM Industrial S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	08/08/2025	5.22%	5.22%
79.626.800-K	SQM Salar SpA	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/17/2025	5.86%	5.86%
79.626.800-K	SQM Salar SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/06/2025	6.06%	6.06%
79.626.800-K	SQM Salar SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	03/26/2025	6.10%	6.10%
79.626.800-K	SQM Salar SpA	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	08/08/2025	5.34%	5.34%
79.626.800-K	SQM Salar SpA	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	06/16/2025	5.90%	5.90%

Debtor	Creditor	Nominal amounts as of December 31, 2024			Current amounts as of December 31, 2024
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	200,000	200,000	—	200,346	200,346	(839)	199,507
SQM S.A.	Banco Santander/Kexim	—	—	—	—	150	150	—	150
SQM S.A.	Banco Santander/Kexim	—	—	—	—	23	23	—	23
SQM S.A.	Scotiabank Chile	—	25,000	25,000	25,911	—	25,911	—	25,911
SQM S.A.	Banco Estado	15,000	—	15,000	15,781	—	15,781	—	15,781
SQM S.A.	Banco Estado	—	30,000	30,000	—	30,558	30,558	—	30,558
SQM S.A.	Banco Estado	—	80,000	80,000	—	81,287	81,287	—	81,287
SQM S.A.	JPMorgan	—	50,000	50,000	—	51,395	51,395	—	51,395
SQM Industrial S.A.	Banco Itau	20,000	—	20,000	20,859	—	20,859	—	20,859
SQM Industrial S.A.	Banco Itau	20,000	—	20,000	20,586	—	20,586	—	20,586
SQM Industrial S.A.	Banco Itau	10,000	—	10,000	10,429	—	10,429	—	10,429
SQM Industrial S.A.	Banco Itau	40,000	—	40,000	41,226	—	41,226	—	41,226
SQM Industrial S.A.	Banco Itau	—	30,000	30,000	—	30,928	30,928	—	30,928
SQM Industrial S.A.	Banco Estado	—	30,000	30,000	—	30,605	30,605	—	30,605
SQM Industrial S.A.	Banco Estado	—	50,000	50,000	—	51,275	51,275	—	51,275
SQM Salar SpA	Banco Itau	20,000	—	20,000	20,664	—	20,664	—	20,664
SQM Salar SpA	Scotiabank Chile	—	50,000	50,000	—	51,918	51,918	—	51,918
SQM Salar SpA	Scotiabank Chile	50,000	—	50,000	51,822	—	51,822	—	51,822
SQM Salar SpA	Banco de Chile	—	40,000	40,000	—	40,825	40,825	—	40,825
SQM Salar SpA	Banco de Chile	—	70,000	70,000	—	72,214	72,214	—	72,214
Total		175,000	655,000	830,000	207,278	641,524	848,802	(839)	847,963

Schedule of current maturities of unsecured obligations
As of December 31, 2025, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2026	Dollar	Semiannual	Upon maturity	1.58%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2026	Dollar	Semiannual	Upon maturity	3.25%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2026	Dollar	Semiannual	Upon maturity	2.98%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	05/07/2026	Dollar	Semiannual	Upon maturity	5.26%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	03/10/2026	Dollar	Semiannual	Upon maturity	5.17%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2026	UF	Semiannual	Semiannual	1.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2026	UF	Semiannual	Upon maturity	1.35%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2026	UF	Semiannual	Upon maturity	0.79%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2026	UF	Semiannual	Upon maturity	2.06%	3.45%
93.007.000-9	SQM S.A.	Chile	1239	S	02/15/2026	UF	Semiannual	Upon maturity	4.00%	4.00%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2025			Carrying amounts of maturities as of December 31, 2025
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(679)	2,190
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(235)	7,273
SQM S.A.	Chile	ThUS$700,000	7,554	—	7,554	7,554	—	7,554	(555)	6,999
SQM S.A.	Chile	ThUS$750,000	—	7,313	7,313	—	7,313	7,313	(1,612)	5,701
SQM S.A.	Chile	ThUS$850,000	14,415	—	14,415	14,415	—	14,415	(1,937)	12,478
SQM S.A.	Chile	H	17,614	—	17,614	17,614	—	17,614	(172)	17,442
SQM S.A.	Chile	O	1,030	—	1,030	1,030	—	1,030	(81)	949
SQM S.A.	Chile	P	1,953	—	1,953	1,953	—	1,953	(12)	1,941
SQM S.A.	Chile	Q	—	374	374	—	374	374	(22)	352
SQM S.A.	Chile	S	1,601	—	1,601	1,601	—	1,601	(124)	1,477
Total			51,675	10,556	62,231	51,675	10,556	62,231	(5,429)	56,802

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax I No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2025	Dollar	Semiannual	Upon maturity	0.39%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2025	Dollar	Semiannual	Upon maturity	1.98%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2025	Dollar	Semiannual	Upon maturity	3.43%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2025	Dollar	Semiannual	Upon maturity	3.14%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	05/07/2025	Dollar	Semiannual	Upon maturity	6.02%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	03/10/2025	Dollar	Semiannual	Upon maturity	5.86%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2025	UF	Semiannual	Semiannual	1.55%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2025	UF	Semiannual	Upon maturity	1.51%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2025	UF	Semiannual	Upon maturity	1.10%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2025	UF	Semiannual	Upon maturity	2.23%	3.45%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2024			Carrying amounts of maturities as of December 31, 2024
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$250,000	254,648	—	254,648	254,648	—	254,648	(36)	254,612
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(677)	2,192
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(235)	7,273
SQM S.A.	Chile	ThUS$700,000	7,554	—	7,554	7,554	—	7,554	(555)	6,999
SQM S.A.	Chile	ThUS$750,000	—	7,313	7,313	—	7,313	7,313	(1,611)	5,702
SQM S.A.	Chile	ThUS$850,000	14,415	—	14,415	14,415	—	14,415	(1,935)	12,480
SQM S.A.	Chile	H	15,844	—	15,844	15,844	—	15,844	(172)	15,672
SQM S.A.	Chile	O	907	—	907	907	—	907	(81)	826
SQM S.A.	Chile	P	1,719	—	1,719	1,719	—	1,719	(12)	1,707
SQM S.A.	Chile	Q	—	330	330	—	330	330	(22)	308
Total			302,595	10,512	313,107	302,595	10,512	313,107	(5,336)	307,771

Schedule of non-current bank borrowings
The following table shows the details of bank loans as of December 31, 2025:

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.54%	3.62%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.82%	3.62%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2025				Carrying amounts and maturities as of December 31, 2025
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Banco Santander/Kexim	—	—	100,000	100,000	—	—	100,000	100,000	(2,232)	97,768
SQM S.A.	Banco Santander/Kexim	—	—	200,000	200,000	—	—	200,000	200,000	(4,477)	195,523
Total		—	—	300,000	300,000	—	—	300,000	300,000	(6,709)	293,291
As of December 31, 2024

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.73%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.27%	4.29%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2024				Carrying amounts and maturities as of December 31, 2024
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Banco Santander/Kexim	—	—	100,000	100,000	—	—	100,000	100,000	(2,997)	97,003
SQM S.A.	Banco Santander/Kexim	—	—	36,000	36,000	—	—	36,000	36,000	(3,320)	32,680
Total		—	—	136,000	136,000	—	—	136,000	136,000	(6,317)	129,683

Schedule of information about non-current maturities of unsecured obligations
The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2025:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	1.58%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	3.25%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	2.98%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	11/07/2033	Dollar	Semiannual	Upon maturity	5.26%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	09/10/2034	Dollar	Semiannual	Upon maturity	5.17%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	1.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	1.35%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	0.79%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	2.06%	3.45%
93.007.000-9	SQM S.A.	Chile	1,239	S	02/15/2058	UF	Semiannual	Upon maturity	4.00%	4.00%

	Nominal non-current maturities as of December 31, 2025						Carrying amounts and maturities as of December 31, 2025
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5		Over 5 years		Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$		ThUS$	ThUS$	ThUS$
ThUS$450	—	—	—	450,000	—	450,000	—	—	—	450,000		—		450,000	(1,640)	448,360
ThUS$400	—	—	—	—	400,000	400,000	—	—	—	—		400,000		400,000	(5,415)	394,585
ThUS$700	—	—	—	—	700,000	700,000	—	—	—	—		700,000		700,000	(13,684)	686,316
ThUS$750	—	—	—	—	750,000	750,000	—	—	—	—		750,000		750,000	(10,983)	739,017
ThUS$850	—	—	—	—	850,000	850,000	—	—	—	—		850,000		850,000	(14,855)	835,145
H	—	—	—	55,739	—	55,739	—	—	—	55,739		—		55,739	(517)	55,222
O	—	—	—	—	65,693	65,693	—	—	—	—		65,693		65,693	(496)	65,197
P	—	—	—	131,386	—	131,386	—	—	—	131,386		—		131,386	(16)	131,370
Q	—	—	—	—	131,386	131,386	—	—	—	—		131,386		131,386	(248)	131,138
S	—	—	—	—	443,007	443,007	—	—	—	—	—	443,007	—	443,007	(3,882)	439,125
Total	—	—	—	637,125	3,340,086	3,977,211	—	—	—	637,125		3,340,086		3,977,211	(51,736)	3,925,475
As of December 31, 2024

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	4.14%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	4.23%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	3.45%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	11/07/2033	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	09/10/2034	Dollar	Semiannual	Upon maturity	5.86%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.54%	3.45%

	Nominal non-current maturities as of December 31, 2024						Carrying amounts and maturities as of December 31, 2024
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ThUS$450	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(2,313)	447,687
ThUS$400	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(5,644)	394,356
ThUS$700	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(14,232)	685,768
ThUS$750	—	—	—	—	750,000	750,000	—	—	—	—	750,000	750,000	(12,590)	737,410
ThUS$850	—	—	—	—	850,000	850,000	—	—	—	—	850,000	850,000	(16,433)	833,567
H	—	—	—	—	63,087	63,087	—	—	—	—	63,087	63,087	(689)	62,398
O	—	—	—	—	57,830	57,830	—	—	—	—	57,830	57,830	(578)	57,252
P	—	—	—	—	115,659	115,659	—	—	—	—	115,659	115,659	(27)	115,632
Q	—	—	—	—	115,659	115,659	—	—	—	—	115,659	115,659	(270)	115,389
Total	—	—	—	—	3,502,235	3,502,235	—	—	—	—	3,502,235	3,502,235	(52,776)	3,449,459

Schedule of trade and other payables

	As of December 31, 2025			As of December 31, 2024
Details trade and other payables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	371,877	—	371,877	448,154	—	448,154
Other accounts payable	783	—	783	1,007	—	1,007
Prepayments from customers	11,560	—	11,560	22,288	—	22,288
Total	384,220	—	384,220	471,449	—	471,449

Schedule of suppliers current and past due on payments

	Amounts according to payment periods as of December 31, 2025
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	227,518	1,659	232	125	—	—	229,534
Services	106,699	121	1	165	8	—	106,994
Others	42,290	—	—	—	—	—	42,290
Total	376,507	1,780	233	290	8	—	378,818

	Amounts according to payment periods as of December 31, 2024
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	290,688	5,248	66	25	1	—	296,028
Services	126,479	6,031	11	7	65	—	132,593
Others	40,353	159	4	—	—	—	40,516
Total	457,520	11,438	81	32	66	—	469,137
Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2025
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	1,766	922	11	308	85	—	3,092
Services	1,226	88	147	—	25	—	1,486
Others	39	2	—	—	—	—	41
Total	3,031	1,012	158	308	110	—	4,619

	Amounts according to payment periods as of December 31, 2024
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	458	80	121	61	67	—	787
Services	443	—	—	9	2	—	454
Others	32	32	—	—	—	—	64
Total	933	112	121	70	69	—	1,305

Schedule of detailed information about financial assets

Description of financial assets	As of December 31, 2025			As of December 31, 2024
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	1,750,321	—	1,750,321	1,377,851	—	1,377,851
Trade receivables due from related parties at amortized cost	36,799	—	36,799	28,706	—	28,706
Financial assets measured at amortized cost	969,732	20	969,752	1,061,262	20	1,061,282
Trade and other receivables	649,055	3,295	652,350	606,137	2,727	608,864
Total financial assets measured at amortized cost	3,405,907	3,315	3,409,222	3,073,956	2,747	3,076,703
Financial instruments for hedging purposes	1,698	19,673	21,371	15,405	2,930	18,335
Derivative financial instruments with effect in profit or loss (non-hedging)	4,589	—	4,589	2,928	—	2,928
Financial assets classified as at fair value through other comprehensive income	—	56,551	56,551	—	57,756	57,756
Total financial assets at fair value	6,287	76,224	82,511	18,333	60,686	79,019
Total financial assets	3,412,194	79,539	3,491,733	3,092,289	63,433	3,155,722

Schedule of detailed information about financial liabilities

Description of financial liabilities	As of December 31, 2025			As of December 31, 2024
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through other comprehensive income	30,237	1,791	32,028	7,316	21,440	28,756
Derivative financial instruments with effect in profit or loss (non-hedging)	4,049	—	4,049	418	—	418
Financial liabilities at fair value	34,286	1,791	36,077	7,734	21,440	29,174
Bank loans	379,667	293,291	672,958	847,963	129,683	977,646
Unsecured obligations	56,802	3,925,475	3,982,277	307,771	3,449,459	3,757,230
Lease Liabilities	22,196	50,782	72,978	23,011	60,801	83,812
Trade and other payables	384,220	—	384,220	471,449	—	471,449
Total financial liabilities at amortized cost	842,885	4,269,548	5,112,433	1,650,194	3,639,943	5,290,137
Total financial liabilities	877,171	4,271,339	5,148,510	1,657,928	3,661,383	5,319,311

Schedule of fair value measurement of assets and liabilities

	As of December 31, 2025			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,750,321	1,750,321	—	1,750,321	—	—
Other current financial assets
-Time deposits	969,732	969,732	—	—	969,732	—
-Derivative financial instruments
-Forwards	—	—	4,479	—	4,479	—
-Options	—	—	110	—	110	—
-Hedging assets	—	—	—	—	—	—
-Swaps	—	—	1,698	—	1,698	—
-Other financial instruments	—	—	622	—	622	—
Non-current accounts receivable	3,295	3,295	—	—	—	—
Other non-current financial assets:
-Other	20	20	—	—	20	—
-Equity instruments	—	—	56,551	56,551	—	—
-Hedging assets – Swaps	—	—	19,673	19,673	—	—
Other current financial liabilities
-Bank borrowings	379,667	379,667	—	—	379,667	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	3,764	—	3,764	—
-Options	—	—	285	—	285	—
-Hedging-debt	—	—	12,638	—	12,638	—
-Hedging-investments	—	—	17,599	—	17,599	—
-Unsecured obligations	56,802	62,232	—	—	62,232	—
Other non-current financial liabilities
-Bank borrowings	293,291	300,000	—	—	300,000	—
-Unsecured obligations	3,925,475	3,977,468	—	—	3,977,468	—
-Non-current hedging liabilities	—	—	1,791	—	1,791	—

	As of December 31, 2024			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,377,851	1,377,851	—	1,377,851	—	—
Other current financial assets
-Time deposits	1,061,262	1,061,262	—	—	1,061,262	—
-Derivative financial instruments
-Forwards	—	—	2,615	—	2,615	—
-Options	—	—	313	—	313	—
-Hedging assets	—	—	—	—	—	—
-Swaps	—	—	15,405	—	15,405	—
Non-current accounts receivable	2,727	2,727	—	—	—	—
Other non-current financial assets:
-Other	20	20	—	—	20	—
-Equity instruments	—	—	57,756	57,756	—	—
-Hedging assets – Swaps	—	—	2,930	2,930	—	—
Other current financial liabilities
-Bank borrowings	847,963	848,800	—	—	848,800	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	182	—	182	—
-Options	—	—	236	—	136	—
-Hedging liabilities – Swaps	—	—	7,316	—	7,316	—
-Swaps hedges, investments	—	—	—	—	—	—
-Cash flow hedges	—	—	—	—	—	—
-Unsecured obligations	307,771	313,107	—	—	313,107	—
Other non-current financial liabilities
-Bank borrowings	129,683	136,000	—	—	136,000	—
-Unsecured obligations	3,449,459	3,502,236	—	—	3,502,236	—
-Non-current hedging liabilities	—	—	21,440	—	21,440	—

Schedule of net debt

Net debt	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Cash and cash equivalents	1,750,321	1,377,851
Other current financial assets	976,641	1,079,595
Other non-current financial hedge assets	19,673	2,930
Other current financial liabilities	(470,755)	(1,163,468)
Lease liabilities current	(22,196)	(23,011)
Other non-current financial liabilities	(4,220,557)	(3,600,582)
Non-current Lease liabilities	(50,782)	(60,801)
Total	(2,017,655)	(2,387,486)

Schedule of detailed information about changes in net debt

	As of December 31, 2024	From cash flow			Not from cash flow		As of December 31, 2025
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(4,734,876)	117,558	243,877	10,616	(292,410)	—	(4,655,235)
Financial instruments derived from hedging	(28,756)	(454)	6,127	—	25,508	(9,335)	(6,910)
Derivatives for investment hedges	—	—	—	585	(31,833)	6,130	(25,118)
Non-hedging derivatives in other financial liabilities	(418)	—	—	—	(3,631)	—	(4,049)
Current and non-current lease liabilities	(83,812)	25,573	2,951	—	(17,690)	—	(72,978)
Current and non-current financial liabilities	(4,847,862)	142,677	252,955	11,201	(320,056)	(3,205)	(4,764,290)
Cash and cash equivalents	1,377,851	—	(49,233)	349,286	72,417	—	1,750,321
Deposits that do not qualify as cash and cash equivalents	1,061,262	—	(47,563)	(120,792)	76,825	—	969,732
Debt hedging derivative financial instruments	2,930	—	—	—	16,743	—	19,673
Derivatives for investment hedges	15,405	—	—	—	(13,707)	—	1,698
Other financial instruments	—	(1,734)	—	—	—	2,356	622
Non-hedging derivatives on other financial assets	2,928	—	—	—	1,661	—	4,589
Current and Non-Current Financial Assets	2,460,376	(1,734)	(96,796)	228,494	153,939	2,356	2,746,635
Total	(2,387,486)	140,943	156,159	239,695	(166,117)	(849)	(2,017,655)

	As of December 31, 2023	From cash flow			Not from cash flow		As of December 31, 2024
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(4,416,264)	(371,131)	233,768	23,091	(204,340)	—	(4,734,876)
Financial instruments derived from hedging	(22,000)	(759)	7,057	—	(25,648)	12,594	(28,756)
Derivatives for investment hedges	(18,300)	—	—	(4,368)	22,533	135	—
Non-hedging Derivatives in Other financial liabilities	(14,795)	—	—	—	14,377	—	(418)
Current and non-current lease liabilities	(75,158)	22,288	2,820	—	(33,762)	—	(83,812)
Hedging derivatives – cash requirements for Australia’s business	1,437	—	—	—	—	(1,437)	—
Current and non-current financial liabilities	(4,545,080)	(349,602)	243,645	18,723	(226,840)	11,292	(4,847,862)
Cash and cash equivalents	1,041,369	—	(50,529)	329,897	57,114	—	1,377,851
Deposits that do not qualify as cash and cash equivalents	1,316,797	—	(46,547)	(230,017)	21,029	—	1,061,262
Debt Hedging Derivative Financial Instruments	24,520	—	—	—	(21,590)	—	2,930
Derivatives for investment hedges	—	—	—	—	15,405	—	15,405
Non-hedging derivatives on other financial assets	520	—	—	(345)	2,753	—	2,928
Current and Non-Current Financial Assets	2,383,206	—	(97,076)	99,535	74,711	—	2,460,376
Total	(2,161,874)	(349,602)	146,569	118,258	(152,129)	11,292	(2,387,486)